Compensation Receivable for Consumption Tax, Net (Tables)	6 Months Ended
Sep. 30, 2024
Compensation Receivable for Consumption Tax, Net [Abstract]
Schedule of Compensation Receivable for Consumption Tax, Net	Compensation receivable for consumption tax, net consisted of the following:
	September 30, 2024	March 31, 2024
Compensation receivable for consumption tax	$9,767,859	$9,954,030
Less: allowance for credit losses	(97,664)	(99,526)
Subtotal	9,670,195	9,854,504
Less: compensation receivable for consumption tax, current, net	(5,647,824)	(7,133,470)
Compensation receivable for consumption tax, non-current, net	$4,022,371	$2,721,034